Summary of Significant Accounting Policies - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Rental expenses	$ 412	$ 41	$ 0